Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 5 – Subsequent Events

On July 18, 2023, the Company sold to investors in a public offering (i) 380,000 ordinary shares, (ii) 5,220,000 pre-funded warrants to purchase 5,220,000 ordinary shares (the “Pre-Funded Warrants”), and (iii) 5,600,000 warrants to purchase 5,600,000 ordinary shares (the “Investor Warrants”), at a purchase price of $1.25 per Share and accompanying Investor Warrant and $1.249 per Pre-Funded Warrant and accompanying Investor Warrant.

The Pre-Funded Warrants are immediately exercisable at an exercise price of $0.001 per ordinary share and will not expire until exercised in full. The Investor Warrants have an exercise price of $1.25 per ordinary share, are immediately exercisable, and may be exercised until July 18, 2028. The net proceeds to the Company, were approximately $6.2 million.

As of August 4, 2023, a total of 2,121,041 Pre-Funded Warrants were exercised into 2,121,041 ordinary shares.